CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME $ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Jan. 01, 2023 USD ($) $ / shares	Jan. 02, 2022 USD ($) $ / shares
Profit or loss [abstract]
Net sales (note 27)	$ 3,240,482	$ 2,922,570
Cost of sales (note 17(c))	2,248,070	1,982,361
Gross profit	992,412	940,209
Selling, general and administrative expenses (note 17(a))	324,108	314,171
(Impairment) Reversal of impairment of trade accounts receivable	2,150	(2,617)
Restructuring and acquisition-related costs (note 18)	479	8,225
Write-downs and impairments	62,290	(31,459)
Operating income	603,385	651,889
Financial expenses, net (note 15(c))	36,957	27,331
Earnings before income taxes	566,428	624,558
Income tax expense (note 19)	24,888	17,375
Net earnings	541,540	607,183
Other comprehensive (loss) income, net of related income taxes:
Cash flow hedges (note 15(d))	(54,964)	73,847
Actuarial gain (loss) on employee benefit obligations (note 13(a))	8,094	(21,678)
Other comprehensive income	(46,870)	52,169
Comprehensive income	$ 494,670	$ 659,352
Earnings per share (note 20):
Basic (in dollars per share) | $ / shares	$ 2.94	$ 3.08
Diluted (in dollars per share) | $ / shares	$ 2.93	$ 3.07